Employee benefits (Tables)	6 Months Ended
Jun. 30, 2024
Employee Benefits [Abstract]
Schedule of Net Employee Benefit Obligations
The total net employee benefit obligations as at June 30, 2024 is as follows:

€m
Balance as of January 1, 2024	158.3
Service cost	1.1
Net interest expense	2.2
Actuarial gain on pension scheme valuations	(10.6)
Benefits paid	(3.5)
Other movements	(1.0)
Foreign exchange differences on translation	(1.3)
Balance as of June 30, 2024	145.2